Investment in Securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2018 JPY (¥) Investment	Mar. 31, 2017 JPY (¥) Investment	Mar. 31, 2016 JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 14,497	¥ 19,049	¥ (84,678)
Proceeds from sales of available-for-sale securities	456,270	549,865	464,232
Available-for-sale securities gross realized gains	31,312	33,804	32,593
Available-for-sale securities gross realized losses	596	3,103	467
Write-downs of securities	1,246	6,608	4,515
Aggregate carrying amount of other securities accounted for under the cost method	27,334	25,597
Aggregate carrying amount of other securities not evaluated for impairment	27,260	25,396
Investment funds fair value	¥ 37,631	¥ 24,894
Number of investment securities in an unrealized loss position | Investment	320	325
Finance revenues	¥ 15,756	¥ 14,031	12,712
Carrying amounts of debt securities acquired with evidence of deterioration of credit quality	17	18
Nominal value of debt securities acquired with evidence of deterioration of credit quality	337	355
Outstanding balance of accretable yield of debt securities acquired with evidence of deterioration of credit quality	298	402
CMBS and RMBS in the Americas, and other asset-backed securities
Schedule of Investments [Line Items]
Non-credit components of other-than-temporary impairments, gross unrealized gains	42	57	61
Non-credit components of other-than-temporary impairments losses, accumulated other comprehensive income	0	0	4
Non-credit components of other-than-temporary impairments, unrealized gain net of taxes	33	36	39
Non-credit components of other-than-temporary impairments gains, accumulated other comprehensive income	0	0	¥ 6
Available-for-sale securities
Schedule of Investments [Line Items]
Investment funds fair value	22,365	15,400
Available-for-sale securities | Government Securities
Schedule of Investments [Line Items]
Investment funds fair value	719	1,015
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	8,882	1,026
Other securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 5,665	¥ 7,453